Intangible Assets - Summary of Key Assumption Used for Fair Value less Cost to Sell Calculations (Detail)	12 Months Ended
Dec. 31, 2021
Malaysia Market Place [Member]
Disclosure of information for cash-generating units [line items]
EV/S Multiple	16.6x
Thailand Market Place [Member]
Disclosure of information for cash-generating units [line items]
EV/S Multiple	16.6x